18. Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Balance, beginning of year	$ 7,356,906	$ 14,121,486
Loans - New Directors	936,445	0
New loans to existing Principal Officers/Directors	5,582,052	6,181,507
Retirement/Resignation of Director	0	(6,876,144)
Repayment	(7,144,561)	(6,069,943)
Balance, end of year	$ 6,730,842	$ 7,356,906